CONVERTIBLE NOTE - Amortized cost of the convertible notes (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Aug. 04, 2025
CONVERTIBLE NOTE
Convertible note- issued in August 2025		$ 2,200,000
Less: derivative liability fair value		(263,727)
debt discount and debt issuance costs		(460,000)
Fair value adjustment for Pre-Delivery Shares related to the issuance of the convertible note		(33,542)	$ (33,542)
Convertible Note		1,442,731
Interest payable for the convertible note (including amortization of issuance cost)	$ 478,846	149,179
Conversion of the convertible note	(180,000)
Penalty due to late filing of F-1	92,352
Total convertible notes and interest payable of convertible note	$ 1,983,108	$ 1,591,910